GOODWILL AND INTANGIBLE ASSETS (Details - Goodwill)	3 Months Ended
Mar. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill at beginning	$ 23,965
Acquisition	0
Foreign exchange translation	0
Goodwill at ending	$ 23,965